STOCKHOLDERS' EQUITY (Details 3) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Number Outstanding	42,516,000	852,775	852,775
Weighted Average Remaining Contractual life in years	4 years 9 months 3 days	8 months 5 days	8 months 5 days
Weighted Average Exercise Price	$ 0.10	$ 5.10	$ 5.10
Number Exercisable	42,516,000	852,775	852,775
Weighted Average Exercise Price	$ 0.10	$ 5.10	$ 5.10
Weighted Average Remaining Contractual life in years	4 years 9 months 3 days	8 months 5 days	8 months 5 days
Exercise Price Dollar 6.25 [Member]
Number Outstanding	316,000	621,920
Weighted Average Remaining Contractual life in years	1 month 13 days	9 months
Number Exercisable	316,000	621,920
Exercise Price Dollar 0.05 [Member]
Number Outstanding	42,200,000
Weighted Average Remaining Contractual life in years	4 years 9 months 18 days
Number Exercisable	42,200,000
Exercise Price Dollar 2.00 [Member]
Number Outstanding		230,855
Weighted Average Remaining Contractual life in years		6 months
Number Exercisable		230,855